UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03526
Name of Fund: Legg Mason Tax Exempt Trust, Inc.

Fund Address: 100 Light Street Baltimore, MD 21202

Name and address of agent for service:
Gregory T. Merz, Vice President Legg Mason Tax Exempt Trust, Inc. 100 Light Street, 23rd Floor Baltimore, MD 21202

Registrant's telephone number, including area code:
1-800-368-2558

Date of fiscal year end:
12/31/2004

Date of reporting period:
07/01/2003 – 06/30/2004

Item 1 – Proxy Voting Record:

Item 1 – Proxy Voting Record – Legg Mason Tax Exempt Trust held no voting securities during the period covered by this report. No records are attached.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Exempt Trust, Inc.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President of Legg Mason Tax Exempt Trust, Inc.

Date:	August 24, 2004